Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
5.	Fair Value Measurements
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):
	Level	December 31, 2021
Liabilities:
Warrant liability – Public Warrants	1	$ 16,750
Warrant liability – Private Placement Warrants	3	10,710
Total warrant liability		$ 27,460
The following tables summarize the changes in the fair value of the warrant liabilities (in thousands):
	Year Ended December 31, 2021
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$ —	$ —	$ —
Warrant liability acquired	100,750	93,228	193,978
Change in valuation inputs or other assumptions	(84,000)	(82,518)	(166,518)
Fair value, end of period	$ 16,750	$ 10,710	$ 27,460
Public Warrants
The Company determined the fair value of its public warrants, which were originally issued in the initial public offering of Silver Spike (the “Public Warrants”) based on the publicly listed trading price of such warrants as of the valuation date. Accordingly, the Public Warrants are classified as Level 1 financial instruments. The fair value of the Public Warrants was $16.8 million and $100.8 million as of December 31, 2021 and June 16, 2021, respectively.
Private Placement Warrants
The estimated fair value of the warrants that were originally issued in a private placement (the “Private Placement Warrants” and together with the Public Warrants, the “Warrants”) is determined with Level 3 inputs using the Black-Scholes model. The significant inputs and assumptions in this method are the stock price, exercise price, volatility, risk-free rate, and term or maturity. The underlying stock price input is the closing stock price as of each valuation date and the exercise price is the price as stated in the warrant agreement. The volatility input was determined using the historical volatility of comparable publicly traded companies which operate in a similar industry or compete directly against the Company. Volatility for each comparable publicly traded company is calculated as the annualized standard deviation of daily continuously compounded returns. The Black-Scholes analysis is performed in a risk-neutral framework, which requires a risk-free rate assumption based upon constant-maturity treasury yields, which are interpolated based on the remaining term of the Private Placement Warrants as of each valuation date. The term/maturity is the duration between each valuation date and the maturity date, which is five years following the date the Business Combination closed, or June 16, 2026.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
	December 31, 2021	June 16, 2021
Exercise price	$ 11.50	$ 11.50
Stock price	$ 5.98	$ 20.55
Volatility	52.4%	60.0%
Term (years)	4.46	5.00
Risk-free interest rate	1.18%	0.89%
The valuations of the Private Placement Warrants use assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assess these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the Private Placement Warrants related to updated assumptions and estimates are recognized within the consolidated statements of operations.
The fair value of the Private Placement Warrants may change significantly as additional data is obtained. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value, and such changes could materially impact the Company’s results of operations in future periods.
Significant changes in the volatility would result in a significant lower or higher fair value measurement, respectively.
The fair value of the Private Placement Warrants was $10.7 million and $93.2 million as of December 31, 2021 and June 16, 2021, respectively.
The Warrants were accounted for as liabilities in accordance with ASC 815- Derivatives and Hedging and are presented within warrant liability on the accompanying consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the consolidated statements of operations.
There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.